Fair Value Disclosures Assets Measured at Fair Value on a Non reccuring Basis (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 21,642,089	$ 0	$ 0
Box Hong Kong
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	10,768,573
Box China
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	10,873,516
Box Hong Kong and Box China
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	21,642,089
Fair value on a Non reccuring Basis | Significant Other Observable Inputs (Level 2) | Box Hong Kong
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, Fair value	9,125,000
Fair value on a Non reccuring Basis | Significant Other Observable Inputs (Level 2) | Box China
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, Fair value	9,375,000
Fair value on a Non reccuring Basis | Significant Other Observable Inputs (Level 2) | Box Hong Kong and Box China
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, Fair value	$ 18,500,000